Federated Hermes MDT Small Cap Value Fund Expense Example - Federated Hermes MDT Small Cap Value Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 697
Expense Example, with Redemption, 3 Years	1,007
Expense Example, with Redemption, 5 Years	1,338
Expense Example, with Redemption, 10 Years	2,273
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	2,427
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,420